Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
REVENUES
Rental revenue	$ 43,581,348	$ 39,327,779	$ 31,890,569
Other revenue	281,024	108,564	92,998
Total revenues	43,862,372	39,436,343	31,983,567
Investment property operating expense	(6,974,534)	(5,142,950)	(5,407,439)
General and administrative	(15,626,057)	(8,508,862)	(4,609,195)
Listing expense	(44,469,613)	0	0
Investment property valuation gain	32,347,462	20,151,026	3,525,692
Interest income from affiliates	302,808	664,219	561,372
Financing costs	(22,642,028)	(31,111,064)	(11,766,726)
Net foreign currency (loss) gain	(104,129)	284,706	299,762
Gain (loss) on sale of investment properties	0	1,165,170	(398,247)
Gain on disposition of asset held for sale	0	1,022,853	0
Other income	12,616,888	307,822	100,127
Other expenses	(9,177,160)	(6,132,636)	(611,173)
Profit (loss) before taxes	(9,863,991)	12,136,627	13,677,740
INCOME TAX EXPENSE	(9,562,060)	(4,980,622)	(2,236,507)
PROFIT (LOSS) FOR THE YEAR	(19,426,051)	7,156,005	11,441,233
Items that may be reclassified subsequently to profit or loss:
Translation (loss) gain from functional currency to reporting currency	(12,985,112)	18,373,064	(13,533,732)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	(32,411,163)	25,529,069	(2,092,499)
PROFIT (LOSS) FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Company	(29,285,428)	3,139,333	8,028,610
Non-controlling interests	9,859,377	4,016,672	3,412,623
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the Company	(42,270,540)	21,512,397	(5,505,122)
Non-controlling interests	$ 9,859,377	$ 4,016,672	$ 3,412,623
Weighted average number of shares - basic (in shares)	30,995,079	28,600,000	28,600,000
Weighted average number of shares - diluted (in shares)	30,995,079	28,600,000	28,600,000
Earnings (loss) per share attributable to owners of the Company - basic (in dollars per share)	$ (0.94)	$ 0.11	$ 0.28
Earnings (loss) per share attributable to owners of the Company - diluted (in dollars per share)	$ (0.94)	$ 0.11	$ 0.28